Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Summary of amount denominated in foreign currency

	2020	2019
	CDN	CDN
	$	$
Cash	1,366,627	74,749
Accounts receivable	621,817	28,704
Accounts payable and accrued liabilities	(252,463)	(403,273)
Total	1,735,981	(299,820)

Summary of credit risk and credit concentration

	2020			2019
		% of total		% of total
	Revenues	revenues	Revenues	revenues
	$	%	$	%
Customer 1	9,523,353	53	1,166,705	24
Customer 2	4,444,022	26	835,142	17
Customer 3	—	—	637,841	13
Customer 4	—	—	560,916	12
Customer 5	—	—	525,556	11
Total	13,967,375	79	3,726,160	77

Summary of contractual amounts payable and maturities of financial liabilities

The following table summarizes the contractual amounts payable and maturities of financial liabilities as at December 31, 2020:

		Total
	Carrying	contractual	Less than
	value	amount	one year	2-3 years	4-5 years	Over 5 years
	$	$	$	$	$	$
Accounts payable and accrued liabilities	4,708,051	4,708,051	4,708,051		—
Term loans	112,707	197,824	14,389	73,495	62,823	47,117
	4,820,758	4,905,875	4,722,440	73,495	62,823	47,117